Taxation	12 Months Ended
Dec. 31, 2014
Taxation
Taxation

18.  Taxation

a)    Transition from PRC Business Tax to PRC Value Added Tax

A pilot program for transition from business tax to value added tax (“VAT”) for certain services revenues was launched in Shanghai on January 1, 2012. Starting from September 1, 2012, the pilot program was expanded from Shanghai to other cities and provinces in China, including Beijing, Wuhan, Guangzhou, Tianjin and Suqian, in which the Group has its operations.

b)    Value added tax

During the periods presented, the Group is subject to 13% and 17% VAT for revenues from sales of audio, video products and books and sales of other products, respectively, in the PRC. Moreover, the Group is exempted from VAT for revenues from sales of books since January 1, 2014.

Prior to the pilot program, the Group were subject to 5% or 3% business tax for revenues from online advertising and other services or for revenues from logistic services, respectively. After the launch of the pilot program, the Group is subject to 6% and 11% VAT for the revenues from logistics services and 6% VAT for the revenues from online advertising and other services.

Not affected by the pilot program, the Group is also subject to 3% cultural undertaking development fees on revenues from online advertising services in China.

The Group is also subject to surcharges of VAT payments according to PRC tax law.

c)    Business tax

Chinabank Payment and Chinabank Payment Technology are subject to 5% business tax and related surcharges for revenues from online payment services. Business tax and the related surcharges are recognized when the revenue is earned.

d)    Income tax

Cayman Islands

Under the current laws of the Cayman Islands, the Company and its subsidiaries incorporated in the Cayman Islands are not subject to tax on income or capital gain. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands

Under the current laws of the British Virgin Islands, entities incorporated in British Virgin Island are not subject to tax on their income or capital gains.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the Group’s subsidiaries in Hong Kong are subject to 16.5% Hong Kong profit tax on its taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

China

On March 16, 2007, the National People’s Congress of PRC enacted a new Corporate Income Tax Law (“new CIT law”), under which Foreign Investment Enterprises (“FIEs”) and domestic companies would be subject to corporate income tax at a uniform rate of 25%. The new CIT law became effective on January 1, 2008. Under the new CIT law, preferential tax treatments will continue to be granted to entities which conduct businesses in certain encouraged sectors and to entities otherwise classified as “high and new technology enterprises”.

Chinabank Payment Technology has been qualified as “high and new technology enterprise” since 2010, whose qualification was renewed in 2013, and enjoyed a preferential corporate income tax rate of 15% from 2010 to 2015.

Beijing Shangke can enjoy an exemption from income tax for first two years and reduction half for the next three years from the profit year as a “software enterprise”, which has also been qualified as “high and new technology enterprise” and enjoys a preferential income tax rate of 15% from 2013 to 2016. The privileges cannot be applied simultaneously.

The Group’s other PRC subsidiaries, VIEs and VIEs’ subsidiaries are subject to the statutory income tax rate of 25%.

Withholding tax on undistributed dividends

The new CIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, property, etc., of a non-PRC company is located.” Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC should be considered a resident enterprise for PRC tax purposes.

The new CIT law also imposes a withholding income tax of 10% on dividends distributed by an FIE to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the arrangement between Mainland China and Hong Kong Special Administrative Region on the Avoidance of Double Taxation and Prevention of Fiscal Evasion in August 2006, dividends paid by an FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate of no more than 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). The Company did not record any dividend withholding tax, as it has no retained earnings for any of the periods presented.

Reconciliation of difference between PRC statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2012, 2013 and 2014 is as follows:

	For the year ended December 31,
	2012	2013	2014

Statutory income tax rate	25.0%	25.0%	25.0%
Tax effect of preferential tax treatments	0.0%	172.3%	1.7%
Tax effect of tax-exempt entities	0.3%	54.7%	(22.4)%
Effect on tax rates in different tax jurisdiction	0.2%	22.1%	0.1%
Tax effect of non-deductible expenses	(3.3)%	(148.4)%	(3.4)%
Tax effect of non-taxable income	0.3%	36.5%	1.1%
Changes in valuation allowance	(22.0)%	(97.0)%	(0.5)%
Expiration of loss carry forward	(0.9)%	(65.1)%	(2.0)%
Effective tax rates	(0.4)%	0.1%	(0.4)%

e)Deferred tax assets and deferred tax liabilities

	As of December 31,
	2013	2014
	RMB	RMB
Deferred tax assets
- Allowance for doubtful accounts	443	17,918
- Deferred revenues	52,132	39,270
- Net operating loss carry forwards	853,258	874,270
Less: valuation allowance	(905,833)	(931,458)
Net deferred tax assets	—	—

Current deferred tax liabilities
- Interest income	6,087	5,650
- Intangible assets arisen from business combination	—	38,162
Total current deferred tax liabilities	6,087	43,812

As of December 31, 2014, the Group had net operating loss carry forwards of approximately RMB 3,623,104 which arose from the subsidiaries, VIEs and VIEs’ subsidiaries established in the PRC. The loss carry forwards will expire during the period from 2015 to 2018.

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. In making such determination, the Group evaluates a variety of factors including the Group’s operating history, accumulated deficit, existence of taxable temporary differences and reversal periods.

The Group has incurred net accumulated operating losses for income tax purposes since its inception. The Group believes that it is more likely than not that these net accumulated operating losses and other deferred tax assets will not be utilized in the future. Therefore, the Group has provided full valuation allowances for the deferred tax assets as of December 31, 2012, 2013 and 2014.

Movement of valuation allowance

	As of December 31,
	2012	2013	2014
	RMB	RMB	RMB
Balance at beginning of the period	478,120	857,413	905,833
Additions	399,568	81,119	156,820
Reversals	(20,275)	(32,699)	(131,195)
Balance at end of the period	857,413	905,833	931,458